Short-Term and Long-Term Debts - Summary of Long-Term Debts (Detail)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Long-term debts	¥ 641,012,693	$ 92,938,104	¥ 1,424,386,034
Long Term Borrowings [Member]
Debt Instrument [Line Items]
Long-term debts	¥ 279,892,587	$ 40,580,611	¥ 469,941,863
Long Term Borrowings [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	4.45%	4.45%	4.45%
Long-term debts, Term	20 months	20 months	15 months
Long Term Borrowings [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	6.50%	6.50%	6.00%
Long-term debts, Term	36 months	36 months	36 months
Co-financing Debt Payables [Member]
Debt Instrument [Line Items]
Long-term debts	¥ 361,120,106	$ 52,357,493	¥ 954,444,171
Co-financing Debt Payables [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	5.50%	5.50%	5.50%
Long-term debts, Term	24 months	24 months	24 months
Co-financing Debt Payables [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debts, Fixed annual rate	6.60%	6.60%	6.60%
Long-term debts, Term	36 months	36 months	36 months